NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 25, 2022

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED JUNE 30, 2021

Effective June 1, 2022, shares of the Fund are available for purchase by new investors. Existing shareholders may continue to invest in the Fund. The Supplements to the Fund’s Summary Prospectus and Statutory Prospectus dated August 19, 2021 are superseded and no longer in effect.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CAHYMP-0522P